PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
3.	PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2011 and 2012 are as follows:

	2011	2012
Prepayment for utility and telecom expenses	31,645	47,460
Prepayment for rental expenses	28,748	46,057
Employee advances	10,076	11,694
Proceeds receivable from disposal of a subsidiary	12,418	10,919
Deposits for utility expenses	9,772	9,187
Prepayment for advertisement, consultation and insurance	5,778	5,012
Interest receivable	7,047	100
Other current assets	32,403	42,105

Total	137,887	172,534